FAIR VALUE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FAIR VALUE
FAIR VALUE

9. FAIR VALUE

        The fair values of financial instruments were as follows (dollars in millions):

	September 30, 2012		December 31, 2011
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Non-qualified employee benefit plan investments	$14	$14	$12	$12
Cross-currency interest rate contracts	29	29	27	27
Interest rate contracts	(19)	(19)	(17)	(17)
Long-term debt (including current portion)	(3,680)	(3,941)	(3,942)	(4,061)

        The carrying amounts reported in our condensed consolidated balance sheets (unaudited) of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. The fair value of non-qualified employee benefit plan investments is obtained through market observable pricing using prevailing market prices. The estimated fair values of our long-term debt are based on quoted market prices for the identical liability when traded as an asset in an active market (Level 1).

        The fair value estimates presented herein are based on pertinent information available to management as of September 30, 2012 and December 31, 2011. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements (unaudited) since September 30, 2012, and current estimates of fair value may differ significantly from the amounts presented herein.

        The following assets and liabilities are measured at fair value on a recurring basis (dollars in millions):

		Fair Value Amounts Using
Description	September 30, 2012	Quoted prices in active markets for identical assets (Level 1)(3)	Significant other observable inputs (Level 2)(3)	Significant unobservable inputs (Level 3)
Assets:
Available-for-sale equity securities:
Equity mutual funds	$14	$14	$-	$-
Derivatives:
Cross-currency interest rate contracts(1)	29	-	29	-

Total assets	$43	$14	$29	$-

Liabilities:
Derivatives:
Interest rate contracts(2)	$(19)	$-	$(19)	$-

		Fair Value Amounts Using
Description	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)(3)	Significant other observable inputs (Level 2)(3)	Significant unobservable inputs (Level 3)
Assets:
Available-for-sale equity securities:
Equity mutual funds	$12	$12	$-	$-
Derivatives:
Cross-currency interest rate contracts(1)	27	-	-	27

Total assets	$39	$12	$-	$27

Liabilities:
Derivatives:
Interest rate contracts(2)	$(17)	$-	$(17)	$-

(1)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates, exchange rates, and yield curves at stated intervals. There were no material changes to the valuation methods or assumptions used to determine the fair value during the current period.

(2)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates and yield curves at stated intervals. There were no material changes to the valuation methods or assumptions used to determine the fair value during the current period.
(3)
There were no transfers between Levels 1 and 2 within the fair value hierarchy for the nine months ended September 30, 2012 and the year ended December 31, 2011.

        The following table shows a reconciliation of beginning and ending balances for instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (dollars in millions):

	Three months ended September 30, 2012	Nine months ended September 30, 2012
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-Currency Interest Rate Contracts	Cross-Currency Interest Rate Contracts
Beginning balance	$-	$27
Transfers into Level 3	-	-
Transfer out of Level 3(1)	-	(27)
Total gains (losses):
Included in earnings	-	-
Included in other comprehensive income (loss)	-	-
Purchases, sales, issuances and settlements	-	-

Ending balance, September 30, 2012	$-	$-

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at September 30, 2012	$-	$-

	Three months ended September 30, 2011	Nine months ended September 30, 2011
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-Currency Interest Rate Contracts	Cross-Currency Interest Rate Contracts
Beginning balance	$(5)	$19
Transfers into or out of Level 3	-	-
Total (losses) gains:
Included in earnings	-	-
Included in other comprehensive income (loss)	24	-
Purchases, sales, issuances and settlements	-	-

Ending balance, September 30, 2011	$19	$19

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at September 30, 2011	$-	$-

(1)
We are party to cross-currency interest rate contracts that are measured at fair value in our financial statements (unaudited). These instruments have historically been categorized by us as Level 3 within the fair value hierarchy due to an unobservable input associated with the credit valuation adjustment, which we deemed to be a significant input to the overall measurement of fair value at inception. During the nine months ended September 30, 2012, this credit valuation adjustment has ceased to be a significant input to the entire fair value measurement of these instruments. The remaining inputs which are significant to the fair value measurement of these instruments represent observable market inputs that are inputs other than quoted prices (Level 2 inputs).

        Our policy is to recognize transfers between levels within the fair value hierarchy as of the beginning of the reporting period. Due to the change in significance of the credit valuation adjustment to the entire fair value measurement of these instruments, effective January 1, 2012, we have categorized our cross-currency interest rate contracts as Level 2 within the fair value hierarchy.

        Gains and losses (realized and unrealized) included in earnings for instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are reported in interest expense and other comprehensive income (loss) as follows (dollars in millions):

	Three months ended September 30, 2012		Nine months ended September 30, 2012
	Interest expense	Other comprehensive income (loss)	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$-	$-	$-	$-
Changes in unrealized gains relating to assets still held at September 30, 2012	-	-	-	-

	Three months ended September 30, 2011		Nine months ended September 30, 2011
	Interest expense	Other comprehensive income (loss)	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$-	$-	$-	$-
Changes in unrealized losses relating to assets still held at September 30, 2011	-	24	-	-

        We also have assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. These assets include property, plant and equipment and those associated with acquired businesses, including goodwill and intangible assets. For these assets, measurement at fair value in periods subsequent to their initial recognition is applicable if one or more is determined to be impaired. During the three and nine months ended September 30, 2012 and 2011, we had no impairments related to these assets.

16. FAIR VALUE

        The fair values of our financial instruments were as follows (dollars in millions):

	December 31,
	2011		2010
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Non-qualified employee benefit plan investments	$12	$12	$11	$11
Cross-currency interest rate contacts	27	27	19	19
Interest rate contracts	(17)	(17)	(9)	(9)
Long-term debt (including current portion)	(3,942)	(4,061)	(4,146)	(4,371)

        The carrying amounts reported in the balance sheets for cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. The fair value of nonqualified employee benefit plan investments is estimated using prevailing market prices. The estimated fair values of our long-term debt are based on quoted market prices for the identical liability when traded as an asset in an active market.

        The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2011 and 2010. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since December 31, 2011, and current estimates of fair value may differ significantly from the amounts presented herein.

        The following assets are measured at fair value on a recurring basis (dollars in millions):

		Fair Value Amounts Using
Description	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Available-for sale equity securities:
Equity mutual funds	$12	$12	$—	$—
Derivatives:
Cross-currency interest rate contract(1)	27	—	—	27

Total assets	$39	$12	$—	$27

Liabilities:
Derivatives:
Interest rate contracts(2)	$(17)	$—	$(17)	$—

		Fair Value Amounts Using
Description	December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Available-for sale equity securities:
Equity mutual funds	$11	$11	$—	$—
Derivatives:
Cross-currency interest rate contract(1)	19	—	—	19

Total assets	$30	$11	$—	$19

Liabilities:
Derivatives:
Interest rate contracts(2)	$(9)	$—	$(9)	$—

(1)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates, exchange rates, and yield curves at stated intervals.

(2)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates and yield curves at stated intervals.

        During the year ended December 31, 2011, no changes were made to the valuation techniques used to measure fair value.

        The following table shows a reconciliation of beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (dollars in millions):

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-currency interest rate contracts	Total
Beginning balance, January 1, 2011	$19	$19
Total gains (losses):
Included in earnings	—	—
Included in other comprehensive income (loss)	8	8
Purchases, issuances and settlements	—	—

Ending balance, December 31, 2011	$27	$27

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2011	$—	$—

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Realized interest in securitized receivables	Cross-currency interest rate contracts	Total
Beginning balance, January 1, 2010	$262	$—	$262
Total gains (losses):
Included in earnings	—	12	12
Included in other comprehensive income (loss)	—	7	7
Purchases, issuances and settlements(1)	(262)	—	(262)

Ending balance, December 31, 2010	$—	$19	$19

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2010	$—	$12	$12

(1)
Upon adoption of ASU 2009-16, transfers of our accounts receivable under our A/R Programs no longer met the criteria for derecognition. Accordingly, beginning January 1, 2010, the amounts outstanding under the A/R Programs were accounted for as secured borrowings and the retained interest in securitized receivables was no longer relevant.

        Gains (realized and unrealized) included in earnings for 2011 and 2010 are reported in interest expense and other comprehensive income (loss) as follows (dollars in millions):

2011	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$—	$—
Changes in unrealized gains relating to assets still held at December 31, 2011	$—	$8

2010	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$12	$—
Changes in unrealized gains relating to assets still held at December 31, 2010	$12	$7